Reconciliations of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 43,627		¥ 46,265		¥ 109,473
Additions for tax positions related to current year			2,910		12,338
Additions for tax positions of prior years	687		4,538		7,280
Reductions for tax positions of prior years	(7,855)	[1]	(1,217)	[1]	(71,519)	[1]
Settlements			(1,688)	[1]	(9,191)	[1]
Reductions for statute of limitations			(6,894)		(8)
Effect of exchange rate changes	2,692		(287)		(2,108)
Balance at end of year	¥ 39,151		¥ 43,627		¥ 46,265

[1]	Due to mutual negotiated agreements regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.